Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	As of December 31,	As of June 30,
	2017	2018
	US$	US$
At cost:
Leasehold improvements	933	921
Computer and network equipment	6,458	6,408
Office equipment	918	939
Motor vehicles	233	257
	8,542	8,525
Less: accumulated depreciation	(7,180)	(7,358)

	1,362	1,167

	As of December 31,
	2016	2017
	US$	US$
At cost:
Leasehold improvements	837	933
Computer and network equipment	5,801	6,458
Office equipment	763	918
Motor vehicles	220	233
	7,621	8,542
Less: accumulated depreciation	(6,133)	(7,180)

	1,488	1,362

Summary of depreciation expense on property and equipment
	Six Months Ended June 30,
	2017	2018
	US$	US$

Cost of revenues	156	82
Sales and marketing expenses	14	7
General and administrative expenses	117	34
Research and development expenses	168	109

	455	232

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Cost of revenues	472	347	140
Sales and marketing expenses	54	15	13
General and administrative expenses	144	277	190
Research and development expenses	701	372	158

	1,371	1,011	501